Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Equity

10. Equity

Common Stock

As of September 30, 2024 and December 31, 2023, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 730,000,000 shares of $0.0001 par value Class A common stock. As of September 30, 2024 and December 31, 2023, shares of Class A common stock issued and outstanding were 21,984,614 and 19,378,192, respectively.

Voting Power

Except as otherwise required by law or as otherwise provided in any certificate of designation for any series of preferred stock, the holders of common stock possess all voting power for the election of the Company’s directors and all other matters requiring stockholder action. Holders of common stock are entitled to one vote per share on matters to be voted on by stockholders.

Dividends

Holders of Class A common stock will be entitled to receive such dividends, if any, as may be declared from time to time by the Company’s board of directors in its discretion out of funds legally available therefor. In no event will any stock dividends or stock splits or combinations of stock be declared or made on common stock unless the shares of common stock at the time outstanding are treated equally and identically.

Liquidation, Dissolution and Winding Up

In the event of the Company’s voluntary or involuntary liquidation, dissolution, distribution of assets or winding-up, the holders of the common stock will be entitled to receive an equal amount per share of all of the Company’s assets of whatever kind available for distribution to stockholders, after the rights of the holders of the preferred stock have been satisfied.

Preemptive or Other Rights

The Company’s stockholders have no preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to common stock.

Election of Directors

The Company’s board of directors is divided into three classes, Class I, Class II and Class III, with only one class of directors being elected in each year and each class serving a three-year term, except with respect to the election of directors at the special meeting held in connection with the merger with GX, Class I directors are elected to an initial one-year term (and three-year terms subsequently), the Class II directors are elected to an initial two-year term (and three-year terms subsequently) and the Class III directors are elected to an initial three-year term (and three-year terms subsequently). There is no cumulative voting with respect to the election of directors, with the result that the holders of more than 50.0% of the shares voted for the election of directors can elect all of the directors.

Preferred Stock

The Company’s Certificate of Incorporation authorized 10,000,000 shares of preferred stock and provides that shares of preferred stock may be issued from time to time in one or more series. The Company’s board of directors is authorized to fix the voting rights, if any, designations, powers and preferences, the relative, participating, optional or other special rights, and any qualifications, limitations and restrictions thereof, applicable to the shares of each series of preferred stock. The Company’s board of directors is able to, without stockholder approval, issue preferred stock with voting and other rights that could adversely affect the voting power and other rights of the holders of common stock and could have anti-takeover effects. The ability of the Company’s board of directors to issue preferred stock without stockholder approval could have the effect of delaying, deferring or preventing a change of control of Celularity or the removal of existing management. As of September 30, 2024 and December 31, 2023, the Company does not have any outstanding preferred stock.

ATM Agreement

On September 8, 2022, the Company entered into an At-the-Market Sales Agreement (the “ATM Agreement”) with BTIG, LLC, Oppenheimer & Co. Inc. and B. Riley Securities, Inc., acting as sales agents and/or principals, pursuant to which the Company may offer and sell, from time to time in its sole discretion, shares of its common stock, having an aggregate offering price of up to $150,000, subject to certain limitations as set forth in the ATM Agreement. The Company is not obligated to make any sales of shares under the ATM Agreement.

Any shares offered and sold in the at-the-market offering will be issued pursuant to the Company’s shelf registration statement on Form S-3 and the related prospectus supplement. Under the ATM Agreement, the sales agents may sell shares of common stock by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415(a)(4) of the Securities Act of 1933. The Company will pay the sales agents a commission rate of up to 3.0% of the gross sales proceeds of any shares sold and has agreed to provide the sales agents with customary indemnification, contribution and reimbursement rights. The ATM Agreement contains customary representations and warranties and conditions to the placements of the shares pursuant thereto.

During the nine months ended September 30, 2023, the Company received gross and net proceeds of $141 and $136, respectively, from the sale of 13,296 shares of its common stock at an average price of $10.60 per share under the ATM Agreement. No shares were issued under the ATM Agreement during the nine months ended September 30, 2024.

March 2023 PIPE

On March 20, 2023, the Company entered into a securities purchase agreement with two accredited investors, including its Chairman and Chief Executive Officer, Dr. Robert Hariri, providing for the private placement of (i) 938,184 shares of its Class A common stock, and (ii) accompanying warrants to purchase up to 938,183 shares of Class A common stock (the “March 2023 PIPE Warrants”), for $8.34 per share and $1.25 per accompanying March 2023 PIPE Warrant, for an aggregate purchase price of $9,000 (of which Dr. Hariri subscribed for $2,000). The closing of the private placement occurred on March 27, 2023. Each March 2023 PIPE Warrant had an exercise price of $30.00 per share, is immediately exercisable, will expire on March 27, 2028 (five years from the date of issuance), and is subject to customary adjustments for certain transactions affecting the Company’s capitalization. The March 2023 PIPE Warrants may not be exercised if the aggregate number of shares of Class A common stock beneficially owned by the holder thereof (together with its affiliates) would exceed the specified percentage cap provided therein (which may be adjusted upon 61 days advance notice) immediately after exercise thereof.

The Company accounted for the March 2023 PIPE Warrants and common stock as a single non-arm’s length transaction. The Company applied the guidance for this transaction in accordance with ASU 2020-06, (Subtopic 470-20): Debt - Debt with Conversion and Other Options, ASC 815 Derivatives and Hedging, and ASC 480 Distinguishing Liabilities from Equity. Accordingly, the net proceeds were allocated between common stock and the March 2023 PIPE warrants at their respective fair value, which resulted in a net premium of $1,650 based on the difference between the proceeds and fair value of the common stock and March 2023 PIPE warrants, which was recorded as additional paid-in capital within stockholders’ equity on the condensed consolidated balance sheets. The fair value of the March 2023 PIPE Warrants was determined using a Black-Scholes option pricing model and the common stock based on closing date share price. The Company evaluated the March 2023 PIPE warrants under ASC 815 and determined that they did not require liability classification and met the requirements for a derivative scope exception under ASC 815-10-15-74(a) for instruments that are both indexed to an entity’s own stock and classified in stockholders’ equity. The warrants were recorded in additional paid-in capital within stockholders’ equity on the condensed consolidated balance sheets.

On September 14, 2023, the Company entered into a warrant amendment on the March 2023 PIPE Warrants with the unaffiliated investor to reduce the exercise price from $30.00 per share to $10.00 per share for warrants to purchase 729,698 shares of Class A common stock. The warrant amendment was executed as consideration for professional services rendered to the Company. As a result, the Company accounted for the transaction in accordance with ASC 718, Stock-Based Compensation, and based on the calculated incremental fair value attributable to the modified warrant compared to the original warrant immediately prior to the modification, recognized an expense of $402 within selling, general and administrative on the condensed consolidated statements of operations for the three and nine months ended September 30, 2023.

Registered Direct Offerings

On April 10, 2023, the Company closed on a registered direct offering of 923,077 shares of its Class A common stock together with warrants (“Registered Direct Warrants”) to purchase up to 923,076 shares of its Class A common stock at a combined purchase price of $6.50 per share and accompanying warrant, resulting in total gross proceeds of approximately $6,000 before deducting placement agent commissions and other estimated offering expenses. The Registered Direct Warrants had an exercise price of $7.50, became exercisable beginning six months after the date of issuance and will expire five years thereafter. The Company used the $5,505 net proceeds from the offering to repay its obligations to Yorkville under the PPA. The Company considered the appropriate accounting guidance and concluded that the Registered Direct Warrants qualified for liability treatment, and therefore, recorded the warrant liability at fair value $4,280 which was based on a Black-Scholes option pricing model. The remainder of the net proceeds were allocated to the Class A common stock issued and recorded as a component of equity.

Upon the closing of the registered direct offering on April 10, 2023, the Company amended the existing May 2022 PIPE Warrants, to reduce the exercise price from $82.50 to $7.50 per share and extended the expiration date to five and one-half years following the closing of the offering or October 10, 2028. The modification resulted in the recognition of additional warrant liability of $1,389 based on the Black-Scholes option pricing model as of the modification date.

On July 31, 2023, the Company closed on a registered direct offering of 857,143 shares of its Class A common stock together with warrants (“July 2023 Registered Direct Warrants”) to purchase up to 857,142 shares of its Class A common stock at a combined purchase price of $3.50 per share and accompanying warrant, resulting in total gross proceeds of approximately $3,000 before deducting placement agent commissions and other estimated offering expenses. The July 2023 Registered Direct Warrants have an exercise price of $3.50, will be exercisable beginning six months after the date of issuance and will expire five years thereafter. The Company used the $2,740 net proceeds for working capital and general corporate purposes. The Company considered the appropriate accounting guidance and concluded that the July 2023 Registered Direct Warrants qualified for liability treatment, and therefore, recorded the warrant liability at fair value $2,645 which was based on a Black-Scholes option pricing model. The remainder of the net proceeds were allocated to the Class A common stock issued and recorded as a component of equity.

In connection with the July 31, 2023 registered direct offering described above, the Company also entered into an amendment to certain existing warrants to purchase up to an aggregate of 892,856 shares at an exercise price of $7.50 (consisting of all the May 2022 PIPE Warrants and a portion of the Registered Direct Warrants issued in April 2023), and such amended warrants have a reduced exercise price of $3.50 per share. As noted above, the modification resulted in an increase to the warrant liability of $511 based on the Black-Scholes option pricing model as of the July 31, 2023 modification date.

May 2023 PIPE

On May 18, 2023, the Company closed on a securities purchase agreement with a group of accredited investors, providing for the private placement of an aggregate (i) 581,395 shares of its Class A common stock and (ii) accompanying warrants to purchase up to 581,394 shares of Class A common stock (the “May 2023 PIPE Warrants”), for $5.20 per share and $1.25 per accompanying May 2023 PIPE Warrant, for an aggregate gross purchase price of $3,750. Each May 2023 PIPE Warrant has an exercise price of $10.00 per share, is immediately exercisable, will expire on May 17, 2028, and is subject to customary adjustments for certain transactions affecting the Company’s capitalization. The May 2023 PIPE Warrants may not be exercised if the aggregate number of shares of Class A common stock beneficially owned by the holder thereof (together with its affiliates) would exceed the specified percentage cap provided therein (which may be adjusted upon 61 days advance notice) immediately after exercise thereof. The Company evaluated the May 2023 PIPE Warrants under ASC 815 and determined that they did not require liability classification and met the requirements for a derivative scope exception under ASC 815-10-15-74(a) for instruments that are both indexed to an entity’s own stock and classified in stockholders’ equity. Accordingly, the proceeds were allocated between common stock and the May 2023 PIPE Warrants at their respective relative fair value basis to stockholders’ equity on the condensed consolidated balance sheets. The fair value of the May 2023 PIPE Warrants was determined using a Black-Scholes option pricing model and the common stock based on the closing date share price and were recorded in additional paid-in capital within stockholders’ equity on the condensed consolidated balance sheets.

January 2024 PIPE

On January 12, 2024, the Company entered into a securities purchase agreement with an existing investor, Dragasac Limited (“Dragasac”), providing for the private placement of (i) 2,141,098 shares of its Class A common stock, par value $0.0001 per share, or the Class A common stock, and (ii) accompanying warrants to purchase up to 535,274 shares of Class A common stock (“January 2024 PIPE Warrant”), for $2.4898 per share and $1.25 per accompanying January 2024 PIPE Warrant, for an aggregate purchase price of approximately $6,000. The closing of the private placement occurred on January 16, 2024. The securities were issued pursuant to an exemption from registration provided under Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder. The offer and sale of the shares and January 2024 PIPE Warrant (including the shares underlying the January 2024 PIPE Warrant) has not been registered under the Act or any state securities laws. The securities may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements. Each January 2024 PIPE Warrant has an exercise price of $2.4898 per share, is immediately exercisable, and will expire on January 16, 2029 (five years from the date of issuance).

The Company accounted for the January 2024 PIPE Warrant and common stock as a single non-arm’s length transaction recognized in equity. The Company applied the guidance for this transaction in accordance with ASU 2020-06, (Subtopic 470-20): Debt - Debt with Conversion and Other Options, ASC 815 Derivatives and Hedging, and ASC 480 Distinguishing Liabilities from Equity. Accordingly, the net proceeds were allocated between common stock and the January 2024 PIPE Warrant at their respective fair values, which resulted in proceeds of $909 allocated to the January 2024 PIPE Warrant and the balance of the proceeds allocated to the common stock. The fair value of the January 2024 PIPE Warrant was determined using a Black-Scholes option pricing model and the common stock based on closing date share price. The Company evaluated the January 2024 PIPE warrant under ASC 815 and determined that it did not require liability classification and met the requirements for a derivative scope exception under ASC 815-10-15-74(a) for instruments that are both indexed to an entity’s own stock and classified in stockholders’ equity. The warrants were recorded in additional paid-in capital within stockholders’ equity on the condensed consolidated balance sheets. Also in connection with the January 2024 PIPE transaction, the Company repriced legacy warrants held by Dragasac to purchase 652,981 shares of common stock with a previous exercise price of $67.70 per share to a new exercise price of $2.4898 per share. The modification of warrants resulted in incremental fair value of $524, which has been recognized as an equity issuance cost and had no net impact on stockholders’ equity as the warrants remain equity-classified after the modification.

In connection with the execution of the securities purchase agreement, the Company also entered into an investor rights agreement with Dragasac dated as of January 12, 2024. The investor rights agreement provides Dragasac certain information and audit rights, as well as registration rights with respect to the shares (and shares underlying the January 2024 PIPE Warrant), including both the undertaking to file a registration statement within 45 days of filing of the 2023 Form 10-K, “piggyback” registration rights, as well as the right to request up to three demand rights for underwritten offerings per year; in each case subject to customary “underwriter cutback” language as well as any objections raised by the SEC to inclusion of securities. If the initial registration statement was not filed on or prior to May 15, 2024, the investor rights agreement provides for partial liquidating damages equal to 1.0% of the subscription amount each month, up to a maximum of 6.0%, plus interest thereon accruing daily at a rate of 18.0% per annum. The Company began to accrue partial liquidating damages and interest as of May 22, 2024. As a condition to closing, the Company entered into an amendment to an amended and restated distribution and manufacturing agreement with an affiliate of Dragasac to add cell therapy products in clinical development, investigational stage and/or in near-term commercial use to the list of products under the scope of the exclusive distribution and manufacturing licenses (including unmodified natural killer cells (such as CYNK-001) for aging and other non-oncology indications, PSC-100, PDA-001, PDA-002, pEXO and APPL-001 for regenerative indications).

Effective February 16, 2024, in order to comply with Section 4.15(a) of the securities purchase agreement, the Company entered into an amended employment agreement with its Chief Administrative Officer (“CAO”), whereby the CAO agreed to decrease his base salary from $500 to $425 per year through December 31, 2024.

Warrant Modifications

On January 12, 2024, in connection with the January 2024 PIPE, the Company agreed to amend the exercise price of legacy warrants held by Dragasac to purchase 652,981 shares of common stock, which expire March 16, 2025, from $67.70 per share to $2.4898 per share. On March 13, 2024, in connection with the RWI Forbearance Agreement (see Note 7), the Company agreed to issue RWI a warrant to acquire up to 300,000 shares of common stock, which expires June 20, 2028 and has an exercise price of $5.895 per share. Additionally, on March 13, 2024, in connection with the Starr Forbearance Agreement (see Note 7), the Company agreed to amend the exercise price of the 75,000 March 2023 Loan Warrants expiring March 17, 2028 from $7.10 per share to $5.895 per share (the “Minimum Price” as determined pursuant to Nasdaq 5635(d) on March 13, 2024) and the 50,000 June 2023 Warrants expiring June 20, 2028 from $8.10 per share to $5.895 per share, each of which are held by C.V. Starr.

Standby Equity Purchase Agreement

On March 13, 2024, the Company and Yorkville entered into a SEPA. Under the SEPA, the Company has the right to sell to Yorkville up to $10,000 of its Class A common stock, par value $0.0001 per share subject to certain limitations and conditions set forth in the SEPA, from time to time, over a 36-month period. Sales of the common stock to Yorkville under the SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell any shares of common stock to Yorkville under the SEPA except in connection with notices that may be submitted by Yorkville, in certain circumstances as described below.

Upon the satisfaction of the conditions precedent in the SEPA, which include having a resale shelf for shares of common stock issued to Yorkville declared effective, the Company has the right to direct Yorkville to purchase a specified number of shares of common stock by delivering written notice (“Advance”). An Advance may not exceed 100% of the average of the daily trading volume of the common stock on Nasdaq, during the five consecutive trading days immediately preceding the written notice.

Yorkville will generally purchase shares pursuant to an Advance at a price per share equal to 97% of the VWAP, on Nasdaq during the three consecutive trading days commencing on the date of the delivery of the written notice (unless the Company specifies a minimum acceptable price or there is no VWAP on the subject trading day).

The SEPA will automatically terminate on the earliest to occur of (i) the first day of the month next following the 36-month anniversary of the date of the SEPA or (ii) the date on which Yorkville shall have made payment for shares of common stock equal to $10,000. The Company has the right to terminate the SEPA at no cost or penalty upon five trading days’ prior written notice to Yorkville, provided that there are no outstanding advances for which shares of common stock need to be issued and the Yorkville convertible promissory note (the “Initial Advance”) (see Note 7) has been paid in full. The Company and Yorkville may also agree to terminate the SEPA by mutual written consent.

As consideration for Yorkville’s commitment to purchase the shares of common stock pursuant to the SEPA, the Company paid Yorkville a $25 cash due diligence fee and a commitment fee equal to 16,964 shares of common stock. The Company recorded direct issuance costs of $125 inclusive of the commitment shares as other expense in the condensed consolidated statements of operations and other comprehensive loss.

In connection with the entry into the SEPA, on March 13, 2024, the Company entered into a registration rights agreement with Yorkville, pursuant to which the Company agreed to file with the SEC no later than May 3, 2024, a registration statement for the resale by Yorkville of the shares of common stock issued under the SEPA (including the commitment fee shares). The Company agreed to use commercially reasonable efforts to have such registration statement declared effective within 45 days of such filing and to maintain the effectiveness of such registration statement during the 36-month commitment period. The Company will not have the ability to request any Advances under the SEPA (nor may Yorkville convert the Initial Advance into common stock) until such resale registration statement is declared effective by the SEC. The Company has not yet filed a registration statement with the SEC for the resale by Yorkville of the shares of common stock issued under the SEPA, which is deemed an event of default under the SEPA and as a result, the interest rate on the on the Yorkville convertible promissory note (see Note 7) increased to 18.0%.

The Company determined that the SEPA should be accounted for as a derivative measured at fair value, with changes in the fair value recognized in earnings. Because the Company has not yet filed a registration statement and no shares can currently be issued under the SEPA, the SEPA is deemed to have no value as of the issuance date and as of September 30, 2024.

Warrants

As of September 30, 2024, the Company had 10,905,901 outstanding warrants to purchase Class A common stock. A summary of the warrants is as follows:

	Number of Shares	Exercise Price	Expiration Date
Dragasac Warrant(1)	652,981	$2.4898	March 16, 2025
Public Warrants(2)	1,437,447	$115.00	July 16, 2026
Sponsor Warrants(2)	849,999	$115.00	July 16, 2026
May 2022 PIPE Warrants	405,405	$3.50	October 10, 2028
March 2023 PIPE Warrants	208,485	$30.00	March 27, 2028
March 2023 PIPE Warrants (modified)	729,698	$10.00	March 27, 2028
March 2023 Loan Warrants(3)	75,000	$5.895	March 17, 2028
April 2023 Registered Direct Warrants	435,625	$7.50	October 10, 2028
April 2023 Registered Direct Warrants (modified)	487,451	$3.50	October 10, 2028
May 2023 PIPE Warrants	581,394	$10.00	May 17, 2028
June 2023 Warrants(3)	50,000	$5.895	June 20, 2028
June 2023 Loan Warrants	300,000	$8.10	June 20, 2028
July 2023 Registered Direct Warrants	857,142	$3.50	January 31, 2029
January 2024 PIPE Warrants	535,274	$2.4898	January 16, 2029
January 2024 Bridge Loan - Tranche #1 Warrants	1,650,000	$2.4898	January 16, 2029
January 2024 Bridge Loan - Tranche #2 Warrants	1,350,000	$2.988	July 15, 2029
March 2024 RWI Forbearance Warrants	300,000	$5.895	June 20, 2028
	10,905,901

(1)	In connection with the execution of the January 2024 PIPE described above, the Company agreed to reprice 652,981 legacy warrants held by Dragasac with a previous exercise price of $67.70 to a new exercise price of $2.4898. The term of the warrants was unchanged.
(2)	The number of Public Warrants and Sponsor Warrants outstanding was not adjusted for the reverse stock split. There are 14,374,478 Public Warrants and 8,499,999 Sponsor Warrants outstanding. After the reverse stock split, the number of warrants outstanding remains the same. However, each outstanding warrant is now exercisable for one-tenth of a share of Class A common stock, and the exercise price per share was adjusted to $115.00 as a result of the split.
(3)	In connection with the execution of the Starr Forbearance Agreement on March 13, 2024, described above under Warrant Modification and further in Note 7, the Company agreed to reprice 75,000 warrants with a previous exercise price of $7.10 and 50,000 warrants with a previous exercise price of $8.10 held by C.V. Starr to a new exercise price of $5.895. The term of the warrants was unchanged.

12. Equity

Common Stock

As of December 31, 2023 and 2022, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 730,000,000 shares of $0.0001 par value Class A common stock.

Voting Power

Except as otherwise required by law or as otherwise provided in any certificate of designation for any series of preferred stock, the holders of common stock possess all voting power for the election of the Company’s directors and all other matters requiring stockholder action. Holders of common stock are entitled to one vote per share on matters to be voted on by stockholders.

Dividends

Holders of Class A Common Stock will be entitled to receive such dividends, if any, as may be declared from time to time by the Company’s board of directors in its discretion out of funds legally available therefor. In no event will any stock dividends or stock splits or combinations of stock be declared or made on common stock unless the shares of common stock at the time outstanding are treated equally and identically.

Liquidation, Dissolution and Winding Up

In the event of the Company’s voluntary or involuntary liquidation, dissolution, distribution of assets or winding-up, the holders of the common stock will be entitled to receive an equal amount per share of all of the Company’s assets of whatever kind available for distribution to stockholders, after the rights of the holders of the preferred stock have been satisfied.

Preemptive or Other Rights

The Company’s stockholders have no preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to common stock.

Election of Directors

The Company’s board of directors is divided into three classes, Class I, Class II and Class III, with only one class of directors being elected in each year and each class serving a three-year term, except with respect to the election of directors at the special meeting held in connection with the merger with GX. Class I directors are elected to an initial one-year term (and three-year terms subsequently), the Class II directors are elected to an initial two-year term (and three-year terms subsequently) and the Class III directors are elected to an initial three-year term (and three-year terms subsequently). There is no cumulative voting with respect to the election of directors, with the result that the holders of more than 50% of the shares voted for the election of directors can elect all of the directors.

Preferred Stock

The Company’s Certificate of Incorporation authorized 10,000,000 shares of preferred stock and provides that shares of preferred stock may be issued from time to time in one or more series. The Company’s board of directors is authorized to fix the voting rights, if any, designations, powers and preferences, the relative, participating, optional or other special rights, and any qualifications, limitations and restrictions thereof, applicable to the shares of each series of preferred stock. The Company’s board of directors is able to, without stockholder approval, issue preferred stock with voting and other rights that could adversely affect the voting power and other rights of the holders of common stock and could have anti-takeover effects. The ability of the Company’s board of directors to issue preferred stock without stockholder approval could have the effect of delaying, deferring or preventing a change of control of Celularity or the removal of existing management. As of December 31, 2023 and 2022, the Company does not have any outstanding preferred stock.

May 2022 PIPE

On May 18, 2022, the Company entered into a securities purchase agreement with an institutional accredited investor providing for the private placement of (i) 405,405 shares of Class A common stock and (ii) accompanying warrants to purchase up to 405,405 shares of Class A common stock (the “May 2022 PIPE Warrants”), for $74.0 per share and accompanying warrant, or an aggregate purchase price of approximately $30,000 gross, or $27,396 net of related costs of $2,604 which were recorded as a reduction to additional paid-in-capital. The net proceeds were allocated to the warrant liability as noted below with the remainder of $7,651 recorded in additional paid-in capital. Each warrant has an exercise price of $82.50 per share, is immediately exercisable, will expire on May 20, 2027 (five years from the date of issuance) (the “May 2022 PIPE Financing”). The closing of the May 2022 PIPE Financing occurred on May 20, 2022. In the event of certain fundamental transactions involving the Company, the holders of May 2022 PIPE Warrants may require the Company to make a payment based on a Black-Scholes valuation, using specified inputs that are not considered indexed to the Company’s stock in accordance with ASC 815. Therefore, the Company accounted for the May 2022 PIPE Warrants as liabilities and were recorded at the Closing Date fair value $19,745 which was based on a Black-Scholes option pricing model. The remainder of the proceeds were allocated to the Class A common stock issued and recorded as a component of equity.

On April 10, 2023, upon the closing of a registered direct offering (see further discussion below), the Company amended the existing May 2022 PIPE Warrants, to reduce the exercise price from $82.50 to $7.50 per share and extended the expiration date to five and one-half years following the closing of the offering or October 10, 2028. The modification resulted in the recognition of additional warrant liability of $1,389 based on the Black-Scholes option pricing model as of the modification date. A further modification occurred in connection with the July 2023 registered direct offering to further reduce the exercise price to $3.50 on warrants to purchase up to 892,857 shares of Class A common stock which included the May 2022 PIPE Warrants of 405,405 and a partial modification on the April 2023 Registered Direct Warrants of 487,451. The modification resulted in an increase to the warrant liability of $511 based on the Black-Scholes option pricing model as of the July 31, 2023 modification date.

ATM Agreement

On September 8, 2022, the Company entered into an At-the-Market Sales Agreement (the “ATM Agreement”) with BTIG, LLC, Oppenheimer & Co. Inc. and B. Riley Securities, Inc., acting as sales agents and/or principals, pursuant to which the Company may offer and sell, from time to time in its sole discretion, shares of its common stock, having an aggregate offering price of up to $150,000, subject to certain limitations as set forth in the ATM Agreement. The Company is not obligated to make any sales of shares under the ATM Agreement.

Any shares offered and sold in the at-the-market offering will be issued pursuant to the Company’s effective shelf registration statement on Form S-3 and the related prospectus supplement. Under the ATM Agreement, the sales agents may sell shares of common stock by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415(a)(4) of the Securities Act. The Company will pay the sales agents a commission rate of up to 3% of the gross sales proceeds of any shares sold and has agreed to provide the sales agents with customary indemnification, contribution and reimbursement rights. The ATM Agreement contains customary representations and warranties and conditions to the placements of the shares pursuant thereto.

During the year ended December 31, 2023, the Company received gross and net proceeds of $141 and $136 respectively, from the sale of 13,296 shares of its common stock at an average price of $10.60 per share under the ATM Agreement.

March 2023 PIPE

On March 20, 2023, the Company entered into a securities purchase agreement with two accredited investors, including its Chairman and Chief Executive Officer, Dr. Robert Hariri, providing for the private placement of (i) 938,183 shares of its Class A common stock, and (ii) accompanying warrants to purchase up to 938,183 shares of Class A common stock (the “March 2023 PIPE Warrants”), for $83.43 per share and $1.25 per accompanying March 2023 PIPE Warrant, for an aggregate purchase price of $9,000 (of which Dr. Hariri subscribed for $2,000). The closing of the private placement occurred on March 27, 2023. Each March 2023 PIPE Warrant has an exercise price of $30.00 per share, is immediately exercisable, will expire on March 27, 2028 (five years from the date of issuance), and is subject to customary adjustments for certain transactions affecting the Company’s capitalization. The March 2023 PIPE Warrants may not be exercised if the aggregate number of shares of Class A common stock beneficially owned by the holder thereof (together with its affiliates) would exceed the specified percentage cap provided therein (which may be adjusted upon 61 days advance notice) immediately after exercise thereof.

The Company accounted for the March 2023 PIPE Warrants and common stock as a single non-arm’s length transaction. The Company applied the guidance for this transaction in accordance with ASU 2020-06, (Subtopic 470-20): Debt - Debt with Conversion and Other Options, ASC 815 Derivatives and Hedging, and ASC 480 Distinguishing Liabilities from Equity. Accordingly, the net proceeds were allocated between common stock and the March 2023 PIPE warrants at their respective fair value, which resulted in a net premium of $1,650 based on the difference between the proceeds and fair value of the common stock and March 2023 PIPE warrants, which was recorded as additional paid-in capital within stockholders’ equity on the consolidated balance sheets. The fair value of the March 2023 PIPE Warrants was determined using a Black-Scholes option pricing model and the common stock based on closing date share price. The Company evaluated the March 2023 PIPE warrants under ASC 815 and determined that they did not require liability classification and met the requirements for a derivative scope exception under ASC 815-10-15-74(a) for instruments that are both indexed to an entity’s own stock and classified in stockholders’ equity. The warrants were recorded in additional paid-in capital within stockholders’ equity on the consolidated balance sheets.

On September 14, 2023, the Company entered into a warrant amendment on the March 2023 PIPE Warrants with the unaffiliated investor to reduce the exercise price from $30.00 per share to $10.00 per share for warrants to purchase 729,698 shares of Class A common stock. The warrant amendment was executed as consideration for professional services rendered to the Company. As a result, the Company accounted for the transaction in accordance with ASC 718 Stock-Based Compensation based on the calculated incremental fair value attributable to the modified warrant compared to the original warrant immediately prior to the modification and recognized an expense of $402 within selling, general and administrative on the consolidated statements of operations for the year ended December 31, 2023.

Registered Direct Offerings

On April 10, 2023, the Company closed on a registered direct offering of 923,076 shares of its Class A common stock together with warrants (“April 2023 Registered Direct Warrants”) to purchase up to 923,076 shares of its Class A common stock at a combined purchase price of $6.50 per share and accompanying warrant, resulting in total gross proceeds of approximately $6,000 before deducting placement agent commissions and other estimated offering expenses. The April 2023 Registered Direct Warrants have an exercise price of $7.50, became exercisable beginning six months after the date of issuance and will expire five years thereafter. The Company used the $5,505 net proceeds from the offering to repay its obligations to Yorkville under the PPA. The Company considered the appropriate accounting guidance and concluded that the April 2023 Registered Direct Warrants qualified for liability treatment, and therefore, recorded the warrant liability at fair value $4,280 which was based on a Black-Scholes option pricing model. The remainder of the net proceeds were allocated to the Class A common stock issued and recorded as a component of equity.

On July 31, 2023, the Company closed on a registered direct offering of 857,142 shares of its Class A common stock together with warrants (“July 2023 Registered Direct Warrants”) to purchase up to 857,142 shares of its Class A common stock at a combined purchase price of $3.50 per share and accompanying warrant, resulting in total gross proceeds of approximately $3,000 before deducting placement agent commissions and other estimated offering expenses. The July 2023 Registered Direct Warrants have an exercise price of $3.50, became exercisable beginning six months after the date of issuance and will expire five years thereafter. The Company used the $2,740 net proceeds for working capital and general corporate purposes. The Company considered the appropriate accounting guidance and concluded that the July 2023 Registered Direct Warrants qualified for liability treatment, and therefore, recorded the warrant liability at fair value $2,645 which was based on a Black-Scholes option pricing model. The remainder of the net proceeds were allocated to the Class A common stock issued and recorded as a component of equity.

In connection with the July 31, 2023 registered direct offering described above, the Company also entered into an amendment to certain existing warrants to purchase up to an aggregate of 892,856 shares at an exercise price of $7.50 (consisting of all of the warrants originally issued in May 2022 and a portion of which were issued in April 2023), and such amended warrants have a reduced exercise price of $3.50 per share. As noted above, the modification resulted in an increase to the warrant liability of $511 based on the Black-Scholes option pricing model as of the July 31, 2023 modification date.

May 2023 PIPE

On May 18, 2023, the Company closed on a securities purchase agreement with a group of accredited investors, providing for the private placement of an aggregate (i) 581,394 shares of its Class A common stock and (ii) accompanying warrants to purchase up to 581,394 shares of Class A common stock (the “May 2023 PIPE Warrants”), for $5.20 per share and $1.25 per accompanying May 2023 PIPE Warrant, for an aggregate gross purchase price of $3,750. Each May 2023 PIPE Warrant has an exercise price of $10.00 per share, is immediately exercisable, will expire on May 18, 2028 (five years from the date of issuance), and is subject to customary adjustments for certain transactions affecting the Company’s capitalization. The May 2023 PIPE Warrants may not be exercised if the aggregate number of shares of Class A common stock beneficially owned by the holder thereof (together with its affiliates) would exceed the specified percentage cap provided therein (which may be adjusted upon 61 days advance notice) immediately after exercise thereof. The Company evaluated the May 2023 PIPE Warrants under ASC 815 and determined that they did not require liability classification and met the requirements for a derivative scope exception under ASC 815-10-15-74(a) for instruments that are both indexed to an entity’s own stock and classified in stockholders’ equity. Accordingly, the proceeds were allocated between common stock and the May 2023 PIPE Warrants at their respective relative fair value basis to stockholders’ equity on the consolidated balance sheets. The fair value of the May 2023 PIPE Warrants was determined using a Black-Scholes option pricing model and the common stock based on the closing date share price and were recorded in additional paid-in capital within stockholders’ equity on the consolidated balance sheets.

Warrants

On March 1, 2022, Celularity and certain of the related party investors amended and restated the investors’ respective Legacy Celularity Warrants to (i) reduce the exercise price per share from $75.30 per share to $35.00 per share, subject to adjustment as set forth in the A&R Warrants, (ii) remove the transfer restrictions set forth in the A&R Warrants, and (iii) make other changes reflecting the impact of the business combination. In conjunction with the amendment, those investors exercised 1,328,138 of the A&R Warrants in exchange for 1,328,138 shares of Class A Common Stock for gross proceeds of $46,485. The Company accounted for the amendment as a cost to issue equity with the incremental fair value of $15,985 related to the amendment recognized as an offset to the proceeds received. However, because these were equity classified warrants, the net impact to the consolidated statements of convertible preferred stock and stockholders’ equity (deficit) was zero.

As of December 31, 2023, the Company had outstanding warrants to purchase 7,070,627 shares of Class A common stock. A summary of the warrants is as follows:

	Number of shares	Exercise price	Expiration date
Dragasac Warrant(1)	652,981	$67.70	March 16, 2025
Public Warrants(2)	1,437,447	$115.00	July 16, 2026
Sponsor Warrants(2)	849,999	$115.00	July 16, 2026
May 2022 PIPE Warrants	405,405	$3.50	October 10, 2028
March 2023 PIPE Warrants	208,485	$30.00	March 27, 2028
March 2023 PIPE Warrants (modified)	729,698	$10.00	March 27, 2028
March 2023 Loan Warrants	75,000	$7.10	March 17, 2028
April 2023 Registered Direct Warrants	435,625	$7.50	October 10, 2028
April 2023 Registered Direct Warrants (modified)	487,451	$3.50	October 10, 2028
May 2023 PIPE Warrants	581,394	$10.00	May 17, 2028
June 2023 Warrants	50,000	$8.10	June 20, 2028
June 2023 Loan Warrants	300,000	$8.10	June 20, 2028
July 2023 Registered Direct Warrants	857,142	$3.50	January 31, 2029
	7,070,627

(1)	The exercise price is the lesser of $67.70 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.

(2)	The number of Public Warrants and Sponsor Warrants outstanding was not adjusted for the reverse stock split. There are 14,374,478 Public Warrants and 8,499,999 Sponsor Warrants outstanding. After the reverse stock split, the number of warrants outstanding remains the same. However, each outstanding warrant is now exercisable for one-tenth of a share of Class A common stock, and the exercise price per share was adjusted to $115.00 as a result of the split.

2024 Warrant Repricing

In connection with the execution of the private placement on January 12, 2024 described below, the Company agreed to reprice 652,981 legacy warrants held by Dragasac with a previous exercise price of $67.70 to a new exercise price of $2.4898. The term of the warrant was unchanged.

January 2024 PIPE Warrants

On January 12, 2024, the Company entered into a securities purchase agreement with an existing investor, Dragasac Limited, providing for the private placement of (i) 2,141,098 shares of its Class A common stock, par value $0.0001 per share, or the Class A common stock, and (ii) accompanying warrants to purchase up to 535,274 shares of Class A common stock (“January 2024 PIPE Warrants”), for $2.4898 per share and $1.25 per accompanying January 2024 PIPE Warrant, for an aggregate purchase price of approximately $6,000. The closing of the private placement occurred on January 16, 2024. The securities were issued pursuant to an exemption from registration provided for under Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder. The offer and sale of the shares and January 2024 PIPE Warrants (including the shares underlying the January 2024 PIPE Warrants) has not been registered under the Act or any state securities laws. The securities may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements. Each 2024 PIPE Warrant has an exercise price of $2.4898 per share, is immediately exercisable, and will expire on January 16, 2029 (five years from the date of issuance).

Effective February 16, 2024, in order to comply with Section 4.15(a) of the securities purchase agreement, the Company entered into an amended employment agreement with its Chief Administrative Officer (“CAO”), whereby the CAO agreed to decrease his base salary from $500 to $425 per year through December 31, 2024.

Warrant Modifications

On March 13, 2024, in connection with the RWI Forbearance Agreement (See Note 10), the Company agreed to issue RWI a warrant to acquire up to 300,000 shares of Common Stock, which expires June 20, 2028 and has an exercise price of $5.895 per share. Additionally, on March 13, 2024, in connection with the Starr Forbearance Agreement (See Note 10), the Company agreed to amend the exercise price of the 75,000 March 2023 Loan Warrants expiring March 17, 2028 from $7.10 per share to $5.895 per share (the “Minimum Price” as determined pursuant to Nasdaq 5635(d) on March 13, 2024) and the 50,000 June 2023 Warrants expiring June 20, 2028 from $8.10 per share to $5.895 per share, each of which are held by C.V. Starr.

Standby Equity Purchase Agreement

On March 13, 2024, the Company and Yorkville entered into a SEPA. Under the SEPA, the Company has the right to sell to Yorkville up to $10,000,000 of its Class A common stock, par value $0.0001 per share subject to certain limitations and conditions set forth in the SEPA, from time to time, over a 36-month period. Sales of the common stock to Yorkville under the SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell any shares of common stock to Yorkville under the SEPA except in connection with notices that may be submitted by Yorkville, in certain circumstances as described below.

Upon the satisfaction of the conditions precedent in the SEPA, which include having a resale shelf for shares of common stock issued to Yorkville declared effective, the Company has the right to direct Yorkville to purchase a specified number of shares of common stock by delivering written notice (“Advance”). An Advance may not exceed 100% of the average of the daily trading volume of the common stock on Nasdaq, during the five consecutive trading days immediately preceding the written notice.

Yorkville will generally purchase shares pursuant to an Advance at a price per share equal to 97% of the VWAP, on Nasdaq during the three consecutive trading days commencing on the date of the delivery of the written notice (unless the Company specifies a minimum acceptable price or there is no VWAP on the subject trading day).

The SEPA will automatically terminate on the earliest to occur of (i) the first day of the month next following the 36-month anniversary of the date of the SEPA or (ii) the date on which Yorkville shall have made payment of for shares of common stock equal to $10.0 million. The Company has the right to terminate the SEPA at no cost or penalty upon five trading days’ prior written notice to Yorkville, provided that there are no outstanding advances for which shares of Common Stock need to be issued and the convertible note (Initial Advance) has been paid in full. The Company and Yorkville may also agree to terminate the SEPA by mutual written consent.

As consideration for Yorkville’s commitment to purchase the shares of common stock pursuant to the SEPA, the Company paid Yorkville a $25 cash due diligence fee and a commitment fee equal to 16,964 shares of common stock

In connection with the entry into the SEPA, on March 13, 2024, the Company entered into a registration rights agreement with Yorkville, pursuant to which the Company agreed to file with the Securities and Exchange Commission (“SEC”) no later than May 3, 2024, a registration statement for the resale by Yorkville of the shares of Common Stock issued under the SEPA (including the commitment fee shares). The Company agreed to use commercially reasonable efforts to have such registration statement declared effective within 45 days of such filing and to maintain the effectiveness of such registration statement during the 36-month commitment period. The Company will not have the ability to request any Advances under the SEPA (nor may Yorkville convert the Initial Advance into Common Stock) until such resale registration statement is declared effective by the SEC.

Delaware Section 205 Proceeding

On July 14, 2021, Celularity, then operating as GX Acquisition Corp. (“Pre-Merger Company”), held a special meeting of stockholders (the “Special Meeting”) to approve certain matters related to the business combination between the Pre-Merger Company and Celularity Operations, Inc. (“Legacy Celularity”), including a proposal to adopt a certificate of amendment to the Pre-Merger Company’s amended and restated certificate of incorporation (the “Pre-Merger Charter”) to increase the number of authorized shares of its common stock from 110,000,000 to 730,000,000 (the “Increase Amendment”). The Increase Amendment received approval from the holders of a majority of the Pre-Merger Company’s outstanding shares of Class A common stock and Class B common stock, voting together as a single class, that were outstanding as of the record date for such Special Meeting. Following the Special Meeting, the business combination closed, the Pre-Merger Company changed its name to “Celularity Inc.” and the Pre-Merger Charter, as amended to give effect to the Authorized Share Amendment (the “New Charter”), became effective.

A recent decision by the Court of Chancery of the State of Delaware (the “Court”) in Garfield v. Boxed, Inc., 2022 WL 17959766 (Del. Ch. Dec. 27, 2022), created uncertainty as to whether Section 242(b)(2) of the Delaware General Corporation Law (“DGCL”) would have required the Celularity to seek and obtain a vote of a majority of the shares of Class A common stock to approve the Increase Amendment to the Pre-Merger Charter. Thus, to resolve any potential uncertainty, on March 14, 2023, Celularity filed a petition (the “Petition”) in the Court under Section 205 of the DGCL seeking validation and a declaration of effectiveness of the New Charter and actions taken in reliance thereon, including the Increase Amendment and the shares issued pursuant thereto, captioned In re Celularity, Inc., C.A. No. 2023-0317-LWW (Del. Ch.) (the “Section 205 Action”). Section 205 of the DGCL permits the Court, in its discretion, to ratify and validate potentially validate corporate acts and stock after considering a variety of factors.

On March 29, 2023, the Court of Chancery held a hearing in the Section 205 Action and orally granted the Petition, and, later that same day, the Court issued an order in the Section 205 Action, in which it validated and declared effective the Increase Amendment and the Certificate of Incorporation as of 10:00 a.m. (EDT) on July 16, 2021, and all shares of capital stock of the Company issued in reliance on the effectiveness of the Increase Amendment and the Certificate of Incorporation as of the date and time of the original issuance of such shares. The Courts order has addressed and eliminated the uncertainty created by the Garfield Court’s decision.